May 2, 2012	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers Trust II
File Nos. 033-43089; 811-06431

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers Trust II (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 27, 2012 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-lA:

(i) Prospectus for Managers AMG Chicago Equity Partners Mid-Cap Fund and Managers AMG Chicago Equity Partners Balanced Fund dated May 1, 2012;

(ii) Prospectus for Managers Short Duration Government Fund and Managers Intermediate Duration Government Fund dated May 1, 2012;

(iii) Prospectus for Managers High Yield Fund and Managers Fixed Income Fund dated May 1, 2012; and

(iv) Statement of Additional Information for Managers AMG Chicago Equity Partners Mid-Cap Fund, Managers AMG Chicago Equity Partners Balanced Fund, Managers Short Duration Government Fund, Managers Intermediate Duration Government Fund, Managers High Yield Fund and Managers Fixed Income Fund dated May 1, 2012.

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If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda